Share Capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Share Capital
Shares Capital Authorized
The Company has Unlimited authorized shares of common stock at no par value.
Issued and Outstanding
The Company had the following share capital issuance activity (in thousands):

	Number of Shares	Value
Issuance of common shares on acquisition of Overland	8,557	$68,627
Issuance of common shares on acquisition of intangible assets	1,090	6,454
Issued on exercise of warrants	2,101	2,712
Issuance of common shares	1,235	8,512
Issued on conversion of convertible debt	333	2,500
Issued on exercise of options	247	148
Shares returned for payment on related party loan	(194)	(1,513)
Issued for future services	53	443
Issued for payment of related party debt interest	34	234
Shares issued for the year ended December 31, 2014	13,456	$88,117

Issuance of common shares for equity financing	6,173	$12,432
Issuance of common shares for acquisition	1,529	6,147
Issued on release of restricted stock units	1,239	(231)
Issued for payment of related party debt interest	668	1,560
Issued for adjustment warrants	394	—
Issued on exercise of warrants	349	1,265
Issued on exercise of options	292	225
Shares issued for the year ended December 31, 2015	10,644	$21,398

The Company has outstanding warrants to purchase up to 9,078,421 common shares of the Company. In connection with the 2014 acquisition of Overland, warrants to purchase up to 1,323,897 of common shares were issued in exchange for outstanding Overland warrants. Warrants to purchase up to 947,777 of such shares expired in February 2015. The remaining warrants to purchase up to 376,120 shares expire in March 2016 and have an exercise price of $18.44 per share. These warrants have no anti-dilution provisions.
In October 2014, the Company issued 1,235,325 common shares of the Company and 617,663 common share purchase warrants of the Company upon exercise of 1,176,500 special warrants issued in June 2014. At December 31, 2014, the Company has outstanding warrants to purchase up to 617,663 common shares under the June 2014 warrant issuance. The warrants expire in June 2016 and have an exercise price of $9.89 per share. These warrants have no anti-dilution provisions.
In February 2015, the Company issued warrants to purchase up to 100,000 common shares to FBC Holdings in connection with draws on the Company’s related party credit facility with FBC Holdings. The warrants expire in February 2018 and have an exercise price of $4.50 per share. These warrants have no anti-dilution provisions.
In March 2015, the Company issued warrants to purchase up to 200,000 common shares to FBC Holdings in connection with draws on the Company’s related party credit facility with FBC Holdings. The warrants expire in March 2018 and have an exercise price of: (i) in the case of 100,000 of the warrants, $7.21 per share; and (ii) in the case of 100,000 of the warrants, $5.02 per share. These warrants have no anti-dilution provisions.
In May and June 2015, the Company completed private placements for a total of 1,621,250 common shares of the Company and warrants to purchase up to 1,621,250 common shares for a gross purchase price of approximately $5.2 million. The purchase price for one common share and a warrant to purchase one common share was $3.20. The warrants have an exercise price of $4.00 per share and a five year term. These warrants have no anti-dilution provisions. The Company filed a registration statement to register the resale of the shares to be issued in the offering and the shares issuable upon exercise of the warrants with the U.S. Securities and Exchange Commission (“SEC”).
In August 2015, the Company completed a private placement of 606,060 common shares of the Company and warrants to purchase up to 606,060 common shares for a gross purchase price of approximately $2.0 million. The purchase price for one common share and a warrant to purchase one common share was $3.30. The warrants had an exercise price of $3.30 per share and a five year term. The Company has the right to force the exercise of the warrants if the weighted average price of the common shares for 10 consecutive trading days exceeds 400% of $2.33. In September 2015, the Company issued an additional 252,308 common shares and 252,308 warrants to purchase 252,308 common shares in conjunction with the price protection clause in effect through December 31, 2015 and the equity financing completed in September 2015. In December 2015, the Company issued an additional 141,631 common shares and 141,631 warrants to purchase 141,631 common shares in conjunction with the price protection clause and the equity financing completed in December 2015. The purchase price for one common share and a warrant to purchase one common share was adjusted to $2.33. The Company filed a registration statement to register the resale of the shares to be issued in the offering and the shares issuable upon exercise of the warrants with the SEC.
In September and October 2015, for an aggregate offering price of approximately $3.3 million, the Company entered into subscription agreements with certain investors party thereto pursuant to which the Company issued to the investors, in the aggregate, 1,417,961 of the Company’s common shares, warrants exercisable to purchase up to 354,490 common shares, and adjustment warrants (the “Adjustment Warrants”). The purchase price for one common share, a warrant to purchase one quarter of one common share (the “Warrant Shares”), and an Adjustment Warrant was $2.33. Each warrant has an initial exercise price of $2.33 per Warrant Share. The Adjustment Warrants become exercisable to purchase a number of common shares to be determined at such time following an additional financing by the Company prior to December 31, 2015. The warrants are immediately exercisable and have a five year term. Each Adjustment Warrant has an initial exercise price of $0.01 per common share. In December 2015, the Company issued an additional 1,297,435 warrants to purchase 1,297,435 common shares in conjunction with the price protection clauses in effect through December 31, 2015 and the equity financing completed in December 2015. Each warrant has an exercise price of $2.33. In December 2015, the Company issued 233,964 Adjustment Warrants to purchase 233,964 common shares in conjunction with the equity financing completed in December 2015. In January 2016, 226,539 Adjustment Warrants were exercised at $0.01 per common share. The remaining Adjustment Warrants will expire on March 31, 2016.
In December 2015, the Company completed an equity financing of 2,527,500 common shares and warrants to purchase up to 2,527,500 common shares for a gross purchase price of approximately $5.1 million. The purchase price for one common share and a warrant to purchase one common share was $2.00. The warrants have an exercise price of $2.50 per share and a five year term. The Company has the right to force the exercise of the warrants if the weighted average price of the common shares for 10 consecutive trading days exceeds 400% of $1.79. Warrants to purchase up to 1,500,000 common shares include a one-time adjustment provision, as defined in the agreement, which provides that the exercise price will be automatically adjusted, if the adjustment price as calculated on May 28, 2016, is less than $2.50. At December 31, 2015, the warrant is recorded as a liability and is included in other current liabilities.
In December 2015, the Company issued warrants to purchase up to 500,000 common shares to FBC Holdings in connection with draws on the Company’s related party credit facility with FBC Holdings. The warrants expire in December 2018 and have an exercise price of $1.54 per share.
In February 2016, in connection with our November 2015 convertible note modification and certain specified terms, the Company issued to the holder of the convertible note a warrant to purchase 500,000 common shares of the Company at a price of $1.62.
The Company had the following warrants to purchase common shares outstanding (in thousands):

Number of Warrants
Outstanding at January 1, 2014	2,528
Assumption of warrants from Overland	1,324
Granted	668
Exercised	(2,101)
Outstanding at December 31, 2014	2,419
Granted	8,085
Exercised	(349)
Expired	(1,077)
Outstanding at December 31, 2015	9,078